Annual Fund Operating Expenses - ProShares UltraShort Nasdaq Cybersecurity - None	Jan. 19, 2021
Operating Expenses:
Management Fees	0.75%
Other Expenses	0.31%	[1]
Total Annual Fund Operating Expenses Before Fee Waivers and Expense Reimbursements	1.06%
Fee Waiver/Reimbursement	0.11%	[2]
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements	0.95%

[1]	“Other Expenses” are based on estimated amounts for the current fiscal year.
[2]	ProShare Advisors LLC (“ProShare Advisors”) has contractually agreed to waive Investment Advisory and Management Services Fees and to reimburse Other Expenses to the extent Total Annual Fund Operating Expenses Before Fee Waivers and Expense Reimbursements, as a percentage of average daily net assets, exceed 0.95% through September 30, 2022. After such date, the expense limitation may be terminated or revised by ProShare Advisors. Amounts waived or reimbursed in a particular contractual period may be recouped by ProShare Advisors within five years of the end of that contractual period, however, such recoupment will be limited to the lesser of any expense limitation in place at the time of recoupment or the expense limitation in place at the time of waiver or reimbursement.